Commitments and Contingencies (Details Textual)	12 Months Ended			12 Months Ended
	Dec. 31, 2011 USD ($) Vehicle Entity	Dec. 31, 2011 NOK	Dec. 31, 2010 USD ($)	Dec. 31, 2011 New Building Shuttle Tankers [Member] USD ($)
Recorded Unconditional Purchase Obligation [Line Items]
Aggregate cost of newbuilding tankers				$ 446,000,000
Amount paid during the year				44,600,000
This payment is due within one year				78,100,000
This payment is due within two year				323,300,000
Term of time-charter-out contracts				10 years
Commitments and Contingencies (Textual) [Abstract]
Value of shuttle tanker contributed by unrelated party			35,000,000
Equity Issuance Resulted in Dilution Loss Amount			7,400,000
Percentage of ownership by Noncontrolling Owners			33.00%
Number of Subsidiaries of entity named as Co-defendants in legal action	2	2
Claim sought for damages	36,000,000	213,000,000
Recognition of liability in accordance with court judgment	$ 12,700,000	76,000,000
Number of New Building Tankers	4	4